Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120
www.stradley.com

November 23, 2021

Filed via EDGAR (CIK # 0001792795)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ActiveShares® ETF Trust (“Registrant”)

File Nos. 333-234497 and 811-23487

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, is Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) relating to the ClearBridge Focus Value ESG ETF (the “Fund”), a series of the Registrant, which is being filed under Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940.

The Amendment is being filed to reflect revisions to the Fund’s name and principal investment strategies as further described in the Amendment.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and SAI.

Please direct any questions or comments relating to me at (215) 564-8521.

Sincerely,

/s/ J. Stephen Feinour Jr.
J. Stephen Feinour Jr., Esq.